Income Taxes (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textual) [Abstract]
Estimated tax provision.	$ 500,000		$ 500,000
Income tax (provision) benefit	(1,601,000)	(253,000)	(2,973,000)	(401,000)	19,868,000	1,204,000	(495,000)
Minimum rate of federal income tax rate	34.00%
Maximum rate of federal income tax rate	35.00%
Federal deferred tax assets valuation allowance					25,900,000
Unrecognized tax benefits provisions					2,321,000	1,994,000	1,630,000	1,434,000
Current year income tax expenses					300,000
Lapse of the applicable statute of limitations
Federal net operating loss and tax credit carryforwards maturity period			The Company’s federal net operating loss and tax credit carryforwards expire in the years 2023 through 2029 and 2022 through 2031, respectively
Federal tax deductions benefits related to stock options					3,800,000
Cumulative amount of amortization deductions					6,600,000
Goodwill and tax provision benefit					200,000,000,000
General Business [Member]
Tax Credit Carryforward [Line Items]
Federal and California research and development credit carryforwards						2,600,000
Research [Member]
Tax Credit Carryforward [Line Items]
Federal and California research and development credit carryforwards					1,100,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Federal and state operating loss carryforwards						47,900,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Federal and state operating loss carryforwards					$ 38,900,000